Income taxes (Provision for income taxes by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 179,524	$ 105,979	$ 100,959
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	(22,503)	55,361	10,067
Current tax expense (benefit)	7,697	12,156	78,779
Provision for income taxes	164,718	173,496	189,805
Ireland
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	144,532	141,364	151,623
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	1,366	1,562	0
Current tax expense (benefit)	5,606	4,730	(99)
United States
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	56,650	(41,163)	(65,341)
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	(29,147)	54,056	10,074
Current tax expense (benefit)	(1,659)	3,166	39,358
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(7,470)	(8,346)	(7,453)
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	(8,518)	12,843	13,915
Current tax expense (benefit)	717	1,164	37,512
Other
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(14,188)	14,124	22,130
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	13,796	(13,100)	(13,922)
Current tax expense (benefit)	$ 3,033	$ 3,096	$ 2,008